Condensed Financial Information of the Parent Company (Details) - Schedule of statements of cash flows - Parent Company [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Cash flows from operating activities
Net income	¥ 194,288	$ 28,169	¥ 170,012	¥ 176,100
Equity in earning of subsidiaries	(198,340)	(28,757)	(267,436)	(184,869)
Change in fair value of warrant liabilities	(10,776)	(1,562)	16,421	(3,904)
Change in fair value of contingent consideration	(13,071)	(1,895)	33,584	14,068
Share Based Compensation	11,954	1,733	31,857
Prepaid expense and other current assets	72	10	(925)	(392)
Accrued expenses and other current liabilities	(662)	(96)	2,414
Net cash provided by (used in) operating activities	(16,535)	(2,398)	(14,073)	1,003
Cash flows from financing activities
Due to related parties	35,771	5,186	14,263	(26,590)
Net cash acquired in the reverse recapitalization	(16,482)	(2,390)		32,659
Payment of listing costs				(6,924)
Net cash provided by (used in) financing activities	19,289	2,796	14,263	(855)
Net increase in cash and cash equivalents	2,754	399	190	148
Cash and cash equivalents at beginning of the year	373	54	183	35
Cash and cash equivalents at end of the year	¥ 3,127	$ 453	¥ 373	¥ 183